Acquisition of subsidiaries accounted for as business combination under common control	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Acquisition of subsidiaries accounted for as business combination under common control
25	Acquisition of subsidiaries accounted for as business combination under common control

On September 1, 2018, the Company acquired all the remaining interest of an associate, UEC, from Tencent and other shareholders, which included a director of the Company, for an aggregated consideration comprising of 12,781,204 and 10,302,804 ordinary shares of the Company, respectively amounting to approximately US$151 million (equivalents to approximately RMB1,027 million). 460,724 share options of the Company were also granted to employee of UEC to replace their outstanding share options. Upon completion of the acquisition, UEC became a wholly-owned subsidiary of the Company.

25	Acquisition of subsidiaries accounted for as business combination under common control (Continued)

As the Company and UEC are under common control of Tencent, the acquisition to the extent of the acquired interest from Tencent was accounted for as a business combination under common control. Accordingly, the Group incorporate the book value of the assets and liabilities of UEC in its financial statements which mainly comprise of cash and cash equivalents of RMB397 million, accounts receivable of RMB39 million, accounts payable of RMB16 million, other payables and accruals of RMB34 million, other net assets of RMB20 million and non-controlling interests of RMB22 million. Any difference between the purchase price paid to Tencent and the attributable portion of net book value of net assets acquired was recognized in equity as merger reserve. The acquisition of the remaining interest from other shareholders was accounted for as a transaction with non-controlling interests. Any difference between the purchase price paid to other shareholders and the attributable portion of net book value of net assets acquired was recognized in equity as capital reserve.

The Group accounts for the business combination between entities under common control using the predecessor accounting.  The Group elects to incorporate the acquired entity’s results only from the date on which the business combination between entities under common control occurred. Consequently, the consolidated financial statements do not reflect the results of the acquired entity for the period before the transaction occurred. The corresponding amount for the previous year are also not restated.